Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income taxes
Income taxes
Current tax
Current tax for the period includes amounts expected to be payable on taxable income in the period together with any adjustments to taxes payable in respect of previous periods, and is determined based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.
Deferred tax
Deferred tax is determined by identifying the temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax for the period includes origination and reversal of temporary differences, remeasurements of deferred tax balances and adjustments in respect of prior periods.
Deferred tax liabilities are recognised for all taxable temporary differences, except:
•When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, unless it gives rise to equal taxable and deductible temporary differences; or
•In respect of taxable temporary differences associated with investments in subsidiaries, branches and associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled by the Group and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognised for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilised, except:
•When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, unless it gives rise to equal taxable and deductible temporary differences; or
•In respect of deductible temporary differences associated with investments in subsidiaries, branches and associates, and interests in joint ventures, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
Income tax is recognised in the consolidated income statement. Income tax is recognised in other comprehensive income or directly in equity to the extent that it relates to items recognised in other comprehensive income or in equity.
2024, 2023 and 2022 results
The following table summarises the major components of income tax expense for the periods presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Current tax:
Current tax charge	596	555	460
Adjustment in respect of current tax from prior periods	(38)	(10)	(37)
Total current tax	558	545	423
Deferred tax:
Relating to the origination and reversal of temporary differences	(71)	11	35
Adjustment in respect of deferred income tax from prior periods	2	(22)	(22)
Relating to changes in tax rates or the imposition of new taxes	3	—	—
Total deferred tax	(66)	(11)	13
Income tax charge per the consolidated income statement	492	534	436
The following table summarises the taxes on items recognised in other comprehensive income and directly within equity for the periods presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges and other reserves	—	11	(20)
Deferred tax on net gain/loss on pension plan remeasurements	16	(43)	(11)
Current tax on net gain/loss on pension plan remeasurements	—	8	—
Total taxes charged/(credited) to OCI	16	(24)	(31)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	(7)	(31)	—
Deferred tax charge/(credit): share-based compensation	—	(1)	(2)
Current tax charge/(credit): share-based compensation	—	—	(8)
Total taxes charged/(credited) to equity	(7)	(32)	(10)
The effective tax rate was 25.4%, 24.2% and 22.3% for the years ended 31 December 2024, 31 December 2023 and 31 December 2022, respectively.
The Parent Company of the Group is a UK company.
Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	1,936	2,203	1,957

Tax expense at the UK statutory rate	484	518	371
Taxation of foreign operations, net(A)	28	43	115
Non-deductible expense items for tax purposes	16	15	2
Rate and law change impact, net(B)	3	—	—
Deferred taxes not recognised	(3)	(10)	7
Adjustment in respect of prior periods(C)	(36)	(32)	(59)
Total provision for income taxes	492	534	436
A.This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 25% (2023: 23.5%; 2022: 19%).
B.In 2024, New Zealand enacted a law change that removed tax depreciation from commercial properties from 1 April 2024. The Group recognised a deferred tax expense of €3 million to reflect the impact of this change.
C.The prior year adjustment is principally due to the reassessment of our uncertain tax positions and release of tax reserves that are no longer required due to expiration of statute of limitations.
Deferred income taxes
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2022	3,254	236	17	(11)	(23)	(12)	31	3,492
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(14)	2	11	—	(15)	(12)	17	(11)
Amounts charged/(credited) directly to OCI	—	—	11	—	(43)	—	—	(32)
Amount charged/(credited) to equity	—	—	(31)	—	(1)	—	—	(32)
Balance sheet reclassifications	—	10	—	—	—	—	(10)	—
Effect of movements in foreign exchange	(49)	—	—	—	2	—	7	(40)
As at 31 December 2023	3,191	248	8	(11)	(80)	(24)	45	3,377
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(27)	(25)	1	(9)	4	—	(13)	(69)
Effect of tax rate changes on income statement	—	3	—	—	—	—	—	3
Amounts charged/(credited) directly to OCI	—	—	—	—	16	—	—	16
Amount charged/(credited) to equity	—	—	(7)	—	—	—	—	(7)
Acquired through business combinations	116	143	(69)	—	(10)	—	(10)	170
Balance sheet reclassifications	8	3	(1)	—	—	—	(10)	—
Effect of movements in foreign exchange	(10)	1	(1)	—	—	—	(6)	(16)
As at 31 December 2024	3,278	373	(69)	(20)	(70)	(24)	6	3,474
Analysed as follows:
						As at 31 December 2023		As at 31 December 2024
Deferred tax asset						(1)		(24)
Deferred tax liability						3,378		3,498
Unrecognised tax items
The utilisation of tax losses and temporary differences carried forward, for which no deferred tax asset is currently recognised, is subject to the resolution of tax authority enquiries and the achievement of positive income in periods which are beyond the Group’s current business plan, and therefore this utilisation is uncertain.
The gross and tax effected amounts including expiry dates, where applicable, of unrecognised losses, tax credits and deductible temporary differences available for carry forward are as follows:

	Year ended 31 December
	2024		2023		2022
	€ million		€ million		€ million
	Gross amount	Tax effected	Gross amount	Tax effected	Gross amount	Tax effected
Tax losses expiring:
Within 10 years	4	1	—	—	—	—
Beyond 10 years	3	1	3	1	3	1
No time limit	1,261	253	1,391	264	1,657	288
	1,268	255	1,394	265	1,660	289
Tax credits expiring:
Within 10 years	60	60	57	57	58	58
Beyond 10 years	33	33	35	35	43	43
	93	93	92	92	101	101
Deductible temporary differences
No time limit	12	3	17	4	79	20
	12	3	17	4	79	20
Total	1,373	351	1,503	361	1,840	410
As at 31 December 2024, no deferred tax liability has been recognised in respect of €271 million (2023: €244 million) of unremitted earnings in subsidiaries, associates and joint ventures.
Tax provisions
The Group is routinely under audit by tax authorities in the ordinary course of business. Due to their nature, such proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, settlements between affected parties and/or governmental actions. The probability of outcome is assessed and accrued as a liability and/or disclosed, as appropriate. The Group maintains provisions for uncertainty relating to these tax matters that it believes appropriately reflect its risk. As at 31 December 2024, €267 million (31 December 2023: €175 million) of these provisions is included in current tax liabilities and the remainder is included in non-current tax liabilities.
The Group reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax matters, it is possible that at some future date, liabilities resulting from audits or litigation could vary significantly from the Group’s provisions. When an uncertain tax liability is regarded as probable, it is measured on the basis of the Group’s best estimate.
The Group has received tax assessments in certain jurisdictions for potential tax related to the Group’s purchases of concentrate. The value of the Group’s concentrate purchases is significant, and, therefore, the tax assessments are substantial. The Group strongly believes the application of tax has no technical merit based on applicable tax law, and its tax position would be sustained. Accordingly, the Group has not recorded a tax liability for these assessments, and is vigorously defending its position against these assessments.
Global minimum top up tax
On 12 May 2023, the International Accounting Standards Board (IASB) issued International Tax Reform – Pillar Two Model Rules – Amendments to
IAS 12 (“the Amendments”). The Amendments introduce a mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the implementation of the OECD’s Pillar Two Model Rules.
Pillar Two legislation was enacted in the UK on 11 July 2023, under Finance (No 2) Act 2023, and was effective from 1 January 2024.
The Group has applied the exception under the IAS 12 amendment to recognising and disclosing information about deferred tax assets and liabilities related to top up tax in preparing its consolidated financial statements as at 31 December 2024.
The Group is in scope of the Pillar Two tax legislation and is subject to top up tax in relation to its operations in a few countries. No material liability has been recognised in the consolidated financial statements.